Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Share Capital	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Shares [Member]	Retained Earnings [Member]	Total Taro Shareholders' Equity [Member]	Non-controlling Interest [Member]
Balance at Mar. 31, 2015	$ 1,417,383	$ 680	$ 262,445	$ (110,966)	$ (194,328)	$ 1,453,889	$ 1,411,720	$ 5,663
Balance, shares at Mar. 31, 2015		42,833,000
Repurchase of treasury stock	$ (9,450)				(9,450)		(9,450)
Repurchase of treasury stock, shares	(67,339)	(67,000)
Comprehensive (loss) income, net of tax	$ (12,060)			(12,060)			(12,060)
Net income	541,271					540,932	540,932	339
Balance at Mar. 31, 2016	1,937,144	$ 680	262,445	(123,026)	(203,778)	1,994,821	1,931,142	6,002
Balance, shares at Mar. 31, 2016		42,766,000
Repurchase of treasury stock	$ (294,897)				(294,897)		(294,897)
Repurchase of treasury stock, shares	(2,252,725)	(2,253,000)
Comprehensive (loss) income, net of tax	$ (25,107)			(25,107)			(25,107)
Net income	456,666					456,356	456,356	310
Balance at Mar. 31, 2017	2,073,806	$ 680	262,445	(148,133)	(498,675)	2,451,177	2,067,494	6,312
Balance, shares at Mar. 31, 2017		40,513,000
Repurchase of treasury stock	$ (111,334)				(111,334)		(111,334)
Repurchase of treasury stock, shares	(1,085,694)	(1,085,000)
Comprehensive (loss) income, net of tax	$ 37,848			37,848			37,848
Net income	210,079					211,150	211,150	(1,071)
Balance at Mar. 31, 2018	$ 2,210,399	$ 680	$ 262,445	$ (110,285)	$ (610,009)	$ 2,662,327	$ 2,205,158	$ 5,241
Balance, shares at Mar. 31, 2018		39,428,000